Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000237818 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237818 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000237818 [Member] | Preferreds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237818 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237818 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000237820 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237820 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237820 [Member] | Preferreds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237820 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237820 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237820 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000237820 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237822 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237822 [Member] | Preferreds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237822 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237822 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000237822 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237822 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)